Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 989	$ 1,964
Restricted cash	142	131
Prepaid expenses and other receivables	236	213
Trade receivables	139	83
Total current assets	1,506	2,391
NON-CURRENT ASSETS:
Property, plant and equipment, net	8,497	9,189
Operating lease right-of-use assets	1,837	1,868
Total non-current assets	10,334	11,057
Total assets	11,840	13,448
CURRENT LIABILITIES:
Trade payables	659	376
Operating lease liabilities	497	424
Other payables	964	1,006
Total current liabilities	2,120	1,806
NON-CURRENT LIABILITIES:
Warrants liability	3	3
Loan from others	293	260
Non-current operating lease liabilities	1,566	1,402
Total non-current liabilities	1,862	1,665
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value: Authorized: 40,000,000,000 shares at June 30, 2025 and at December 31, 2024; Issued and outstanding 6,056,623,584 shares at June 30, 2025 and 3,411,983,584 shares at December 31, 2024
Preferred shares, no par value; Authorized: 1,000 shares at June 30, 2025 and 1,000 shares at December 31, 2024 (redemption amount of $34,000); Issued and outstanding: 1,000 shares at June 30, 2025 and 1,000 shares at December 31, 2024.	5,627	5,627
Additional paid-in capital	125,644	123,629
Accumulated deficit	(121,673)	(117,539)
Accumulated other comprehensive loss	(1,740)	(1,740)
Total shareholders’ equity	7,858	9,977
Total liabilities and shareholders’ equity	$ 11,840	$ 13,448